Long Term Debt - Previous Credit Facility - Additional Information (Detail) - Secured Debt [Member]		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2016
Debt Instrument [Line Items]
Maturity date of credit facility		2016-08
Credit facility termination date		Mar. 19, 2014
Minimum [Member]
Debt Instrument [Line Items]
Credit facility margin	2.50%
Maximum [Member]
Debt Instrument [Line Items]
Credit facility margin	3.75%